Capital and reserves - Distributions (Details)		12 Months Ended
	Oct. 05, 2017 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 RUB (₽)
Capital and reserves
Dividend per share | $ / shares					$ 0.36
Dividends paid to parent				₽ 500.00	$ 18,000,000	₽ 1,160,345,000
Proceeds from loan used to fund dividend payment to shareholders	₽ 2,000,000,000		$ 25,000,000	1,800,520,000
Distributions declared To non-controlling shareholders		₽ 103,126,000		126,460,000		79,850,000
Dividends paid to non-controlling interests		₽ 102,731,000		₽ 131,456,000		₽ 77,629,000